UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 20, 2005
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      100
Form 13F Information Table Value Total:      $117,373

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1401    19380 SH       SOLE                                      19380
Abbott Laboratories            COM              002824100     2608    53211 SH       SOLE                                      53211
Adobe Systems Inc              COM              00724F101     2186    76405 SH       SOLE                                      76405
Affiliated Computer            COM              008190100     1230    24064 SH       SOLE                                      24064
Aflac                          COM              001055102     1395    32225 SH       SOLE                                      32225
Alberto-Culver                 COM              013068101      471    10861 SH       SOLE                                      10861
American Pwr Convsn            COM              029066107      392    16625 SH       SOLE                                      16625
Amgen Inc.                     COM              031162100     1293    21384 SH       SOLE                                      21384
Apache Corporation             COM              037411105      318     4915 SH       SOLE                                       4915
Apollo Group A                 COM              037604105      482     6161 SH       SOLE                                       6161
Automatic Data Proc            COM              053015103     1406    33505 SH       SOLE                                      33505
Autozone Inc                   COM              053332102      777     8402 SH       SOLE                                       8402
BP PLC Spons Adr               COM              055622104     2038    32674 SH       SOLE                                      32674
BankAmerica Corp               COM              060505104      215     4709 SH       SOLE                                       4709
Beckman Coulter Inc            COM              075811109      219     3444 SH       SOLE                                       3444
Becton Dickinson & Co          COM              075887109      597    11386 SH       SOLE                                      11386
Bed Bath & Beyond              COM              075896100     2359    56468 SH       SOLE                                      56468
Bemis Co                       COM              081437105     1275    48022 SH       SOLE                                      48022
Biomet Inc                     COM              090613100      761    21980 SH       SOLE                                      21980
Canon Inc. Adr                 COM              138006309      611    11614 SH       SOLE                                      11614
Cheesecake Factory             COM              163072101      415    11953 SH       SOLE                                      11953
Cintas Corp                    COM              172908105     1255    32514 SH       SOLE                                      32514
Clarcor Inc                    COM              179895107      899    30727 SH       SOLE                                      30727
Columbia Bancorp               COM              197227101      358     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      489    16548 SH       SOLE                                      16548
Cuno Inc.                      COM              126583103      230     3215 SH       SOLE                                       3215
Danaher Corp                   COM              235851102      454     8674 SH       SOLE                                       8674
Dover Corp                     COM              260003108      631    17343 SH       SOLE                                      17343
Ecolab                         COM              278865100     1725    53294 SH       SOLE                                      53294
Emerson Electric Co            COM              291011104     2226    35549 SH       SOLE                                      35549
Equity Office                  COM              294741103      270     8145 SH       SOLE                                       8145
Expeditors Int'l Wash          COM              302130109     2789    55998 SH       SOLE                                      55998
Exxon Mobil Corp               COM              30231G102     3013    52419 SH       SOLE                                      52419
FPL Group                      COM              302571104      225     5346 SH       SOLE                                       5346
Fair Isaac & Co.               COM              303250104     1347    36916 SH       SOLE                                      36916
Fastenal Co                    COM              311900104     2018    32948 SH       SOLE                                      32948
Fiserv Inc.                    COM              337738108     2135    49775 SH       SOLE                                      49775
Florida Rock Industries        COM              341140101      393     5355 SH       SOLE                                       5355
Gannett Co                     COM              364730101     1298    18250 SH       SOLE                                      18250
General Electric Co            COM              369604103      917    26464 SH       SOLE                                      26464
Golden West Fin'l              COM              381317106      869    13506 SH       SOLE                                      13506
Graco Inc                      COM              384109104     1393    40891 SH       SOLE                                      40891
Grainger (WW) Inc              COM              384802104      388     7080 SH       SOLE                                       7080
Health Mgmt Assoc              COM              421933102     1753    66962 SH       SOLE                                      66962
Home Depot                     COM              437076102     1611    41406 SH       SOLE                                      41406
IMS Health Corp                COM              449934108      218     8795 SH       SOLE                                       8795
Idexx Labs                     COM              45168D104     1457    23369 SH       SOLE                                      23369
Illinois Tool Works            COM              452308109     2623    32915 SH       SOLE                                      32915
Intel Corp                     COM              458140100      226     8667 SH       SOLE                                       8667
Jefferson-Pilot Corp           COM              475070108      452     8955 SH       SOLE                                       8955
Johnson & Johnson              COM              478160104     3317    51034 SH       SOLE                                      51034
Johnson Controls               COM              478366107      730    12963 SH       SOLE                                      12963
Kimberly Clark                 COM              494368103      342     5465 SH       SOLE                                       5465
Kimco Realty Corp              COM              49446R109     1669    28329 SH       SOLE                                      28329
Kinder Morgan Energy Ptnrs LP  COM              494550106      837    16440 SH       SOLE                                      16440
Kohls Corp                     COM              500255104      214     3831 SH       SOLE                                       3831
Kronos                         COM              501052104      297     7345 SH       SOLE                                       7345
Linear Technology Corp         COM              535678106     1299    35399 SH       SOLE                                      35399
Lowes Cos Inc                  COM              548661107     1309    22488 SH       SOLE                                      22488
MBNA Corp                      COM              55262l100     1138    43504 SH       SOLE                                      43504
Marshall & Ilsley Corp         COM              571834100     1093    24590 SH       SOLE                                      24590
Maxim Integrated Prod          COM              57772K101      493    12889 SH       SOLE                                      12889
McCormick & Co                 COM              579780206     2182    66761 SH       SOLE                                      66761
McGraw-Hill Inc                COM              580645109     1395    31516 SH       SOLE                                      31516
Medtronic Inc                  COM              585055106     1814    35030 SH       SOLE                                      35030
Microchip Technology           COM              595017104      568    19187 SH       SOLE                                      19187
Microsoft Corp                 COM              594918104     1604    64568 SH       SOLE                                      64568
Minerals Techn                 COM              603158106     1229    19955 SH       SOLE                                      19955
O'Reilly Automotive            COM              686091109      471    15777 SH       SOLE                                      15777
Omnicom Group                  COM              681919106     1973    24700 SH       SOLE                                      24700
Patterson Companies, Inc.      COM              703395103     2163    47995 SH       SOLE                                      47995
Paychex Inc                    COM              704326107      908    27917 SH       SOLE                                      27917
Praxair Inc                    COM              74005P104      714    15331 SH       SOLE                                      15331
Procter & Gamble Co            COM              742718109     2564    48615 SH       SOLE                                      48615
Prologis Tr                    COM              743410102      670    16648 SH       SOLE                                      16648
Qualcomm Inc                   COM              747525103     1210    36648 SH       SOLE                                      36648
RPM Inc                        COM              749685103      695    38047 SH       SOLE                                      38047
Resmed Inc                     COM              761152107      728    11026 SH       SOLE                                      11026
Royal Dutch Petrol             COM              780257804      220     3384 SH       SOLE                                       3384
Sigma-Aldrich Corp             COM              826552101     2451    43733 SH       SOLE                                      43733
Staples Inc                    COM              855030102     2160   101470 SH       SOLE                                     101470
Starbucks Corp                 COM              855244109     1366    26443 SH       SOLE                                      26443
Stericycle Inc                 COM              858912108      405     8057 SH       SOLE                                       8057
Stryker Corp                   COM              863667101     2636    55418 SH       SOLE                                      55418
SunTrust Banks Inc             COM              867914103     1246    17250 SH       SOLE                                      17250
Sysco Corp                     COM              871829107     2568    70959 SH       SOLE                                      70959
United Technologies            COM              913017109     1574    30645 SH       SOLE                                      30645
UnitedHealth Grp               COM              91324P102      636    12194 SH       SOLE                                      12194
Valspar Corp                   COM              920355104     2132    44143 SH       SOLE                                      44143
Varian Med Systems             COM              92220P105      711    19046 SH       SOLE                                      19046
Vornado Realty Trust           COM              929042109      383     4763 SH       SOLE                                       4763
WGL Holdings Inc.              COM              92924f106      324     9620 SH       SOLE                                       9620
Wal-Mart Stores                COM              931142103      458     9497 SH       SOLE                                       9497
Walgreen Co                    COM              931422109     2977    64729 SH       SOLE                                      64729
Washington REIT                COM              939653101      271     8676 SH       SOLE                                       8676
Weingarten Rlty Inv            COM              948741103      722    18400 SH       SOLE                                      18400
Whole Foods Market             COM              966837106     2212    18716 SH       SOLE                                      18716
Wrigley (Wm) Jr.               COM              982526105     1519    22068 SH       SOLE                                      22068
Zimmer Holdings Inc            COM              98956P102      340     4465 SH       SOLE                                       4465
Dodge & Cox Stock                               256219106      331 2554.818 SH       SOLE                                   2554.818